Schedule of Investments - September 30, 2022
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.04%	Held	Value
COMMUNICATION SERVICES - 5.02%
Media - 5.02%
Stagwell, Inc. (a)	4,046,400	$28,122,480
TOTAL COMMUNICATION SERVICES		28,122,480

CONSUMER DISCRETIONARY - 8.97%
Auto Components - 2.52%
Adient PLC (a)	509,200	14,130,300

Automobiles - 0.62%
Thor Industries, Inc.	49,600	3,471,008

Diversified Consumer Services - 1.95%
Adtalem Global Education, Inc. (a)	300,600	10,956,870

Hotels, Restaurants & Leisure - 0.27%
International Game Technology PLC	94,200	1,488,360

Specialty Retail - 3.14%
The ODP Corp. (a)	236,180	8,301,727
Sonic Automotive, Inc.	214,400	9,283,520
		17,585,247
Textiles, Apparel & Luxury Goods - 0.47%
Capri Holdings Ltd. (a)	68,800	2,644,672
TOTAL CONSUMER DISCRETIONARY		50,276,457

CONSUMER STAPLES - 0.51%
Personal Products - 0.51%
Herbalife Nutrition Ltd. (a)	142,900	2,842,281
TOTAL CONSUMER STAPLES		2,842,281

ENERGY - 15.15%
Energy Equipment & Services - 2.61%
Expro Group Holdings NV (a)	970,282	12,361,393
TechnipFMC PLC (a)	266,800	2,257,128
		14,618,521
Oil, Gas & Consumable Fuels - 12.54%
Berry Corp.	1,885,500	14,141,250
Equitrans Midstream Corp.	1,192,500	8,919,900
Kinetik Holdings, Inc. (l)	31,390	1,022,686
Kosmos Energy Ltd. (a)	3,527,100	18,235,107
Murphy Oil Corp.	493,000	17,338,810
Range Resources Corp.	316,100	7,984,686
Ranger Oil Corp.	71,400	2,245,530
Rockhopper Exploration PLC (a)	3,066,400	438,243
		70,326,212
TOTAL ENERGY		84,944,733

FINANCIALS - 23.43%
Banks - 8.48%
Associated Banc-Corp	66,800	1,341,344
The Bank of NT Butterfield & Son Ltd.	523,700	16,999,302
First Hawaiian, Inc.	334,800	8,246,124
Popular, Inc.	290,300	20,919,018
		47,505,788
Capital Markets - 6.15%
Evercore, Inc.	277,100	22,791,475
Perella Weinberg Partners	645,300	4,084,749
Stifel Financial Corp.	145,800	7,568,478
		34,444,702
Consumer Finance - 3.40%
SLM Corp.	1,363,000	19,068,370

Insurance - 5.16%
CNO Financial Group, Inc.	121,900	2,190,543
Enstar Group Ltd. (a)	73,219	12,417,210
Global Indemnity Group LLC	316,036	6,974,914
Horace Mann Educators Corp.	208,040	7,341,732
		28,924,399
Thrifts & Mortgage Finance - 0.24%
Luther Burbank Corp.	117,800	1,368,836
TOTAL FINANCIALS		131,312,095

INDUSTRIALS - 19.17%
Commercial Services & Supplies - 3.16%
The Brink’s Company	320,900	15,544,396
MillerKnoll, Inc.	70,300	1,096,680
Quad/Graphics, Inc. (a)	419,100	1,072,896
		17,713,972
Construction & Engineering - 2.51%
Fluor Corp. (a)	564,000	14,037,960

Machinery - 5.19%
Allison Transmission Holdings, Inc.	192,600	6,502,176
Crane Holdings Company	74,500	6,521,730
Enerpac Tool Group Corp.	153,100	2,729,773
Flowserve Corp.	291,800	7,090,740
The Greenbrier Companies, Inc.	136,400	3,310,428
Miller Industries, Inc.	138,300	2,944,407
		29,099,254
Professional Services - 8.04%
Hudson Global, Inc. (a) (o)	169,560	5,700,607
Korn Ferry	334,300	15,695,385
ManpowerGroup, Inc.	134,100	8,674,929
TrueBlue, Inc. (a)	786,650	15,009,282
		45,080,203
Trading Companies & Distributors - 0.27%
Rush Enterprises, Inc.	34,350	1,506,591
TOTAL INDUSTRIALS		107,437,980

INFORMATION TECHNOLOGY - 17.13%
Communications Equipment - 6.23%
CommScope Holding Company, Inc. (a)	201,300	1,853,973
F5, Inc. (a)	228,500	33,070,805
		34,924,778
Electronic Equipment, Instruments & Components - 6.31%
Arrow Electronics, Inc. (a)	148,700	13,708,653
Belden, Inc.	123,700	7,424,474
Itron, Inc. (a)	155,300	6,539,683
Plexus Corp. (a)	87,800	7,687,768
		35,360,578
IT Services - 4.06%
Euronet Worldwide, Inc. (a)	189,000	14,318,640
WEX, Inc. (a)	66,700	8,466,898
		22,785,538
Semiconductors & Semiconductor Equipment - 0.53%
Diodes, Inc. (a)	45,900	2,979,369
TOTAL INFORMATION TECHNOLOGY		96,050,263

MATERIALS - 1.74%
Chemicals - 1.74%
Ecovyst, Inc. (a)	865,400	7,303,976
Olin Corp.	57,700	2,474,176
		9,778,152
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (f) (o) (u)	800,300	0
TOTAL MATERIALS		9,778,152

REAL ESTATE - 3.23%
Real Estate Management & Development - 3.23%
The RMR Group, Inc.	117,400	2,781,206
Seritage Growth Properties (a) (l)	1,701,700	15,349,334
TOTAL REAL ESTATE		18,130,540

UTILITIES - 0.69%
Multi-Utilities - 0.69%
Avista Corp.	104,500	3,871,725
TOTAL UTILITIES		3,871,725

Total common stocks (Cost $589,468,977)		532,766,706

Total long-term investments (Cost $589,468,977)		532,766,706

COLLATERAL FOR SECURITIES ON LOAN - 2.10%
Money Market Funds - 2.10%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.88%^	11,747,963	11,747,963
Total collateral for securities on loan (Cost $11,747,963)		11,747,963

	Principal
SHORT-TERM INVESTMENTS - 4.64%	Amount
Time Deposits - 4.64%
Barclays PLC, 2.43%, 10/03/2022*	$26,003,024	26,003,024
Total short-term investments (Cost $26,003,024)		26,003,024

Total investments - 101.78% (Cost $627,219,964)		570,517,693

Liabilities in excess of other assets - (1.78)%		(9,952,240)

Net assets - 100.00%		$560,565,453

(a) - Non-income producing security.
(f)
- Security was fair valued by the Advisor pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”) and the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $0, which represented 0.0% of net assets. See Security Valuation below.

(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $11,459,677. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer. An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2022, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2022	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2022	Dividends	September 30, 2022
Hudson Global, Inc.	$5,324,184	$-	$-	$-	$376,423	$5,700,607	$-	169,560
Noranda Aluminum Holding Corp.	0	-	-	-	-	0	-	800,300
	$5,324,184	$-	$-	$-	$376,423	$5,700,607	$-

(u)	- Value determined using significant unobservable inputs.
^	- Rate shown is the 7-day yield as of September 30, 2022.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$532,766,706
Money Market Funds	11,747,963
Time Deposits	26,003,024
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	0

Total Investments	$570,517,693

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2022:

	Fair Value at September 30, 2022	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	$0

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance at June 30, 2022	$0
Purchases	-
Sales	-
Accrued discounts (premiums)	-
Realized gains (losses)	-
Change in unrealized appreciation/depreciation	-
Transfers into Level 3	-
Balance at September 30, 2022	$0

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2022	$-